Introduction and overview of Group's risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	$ 6,176,435	$ 6,064,149
Maximum debt amount	3,700,000	3,700,000	$ 3,500,000
Borrowing capacity utilized	3,200,000	3,100,000	$ 2,700,000
Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	330,622	442,959
Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	115,335	90,135
Payroll and other related statutory liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	46,282	45,331
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	1,181,459	1,108,532
Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	4,502,737	4,377,192
Within 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	1,259,580	1,318,493
Within 1 year | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	330,622	442,959
Within 1 year | Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	110,706	88,676
Within 1 year | Payroll and other related statutory liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	46,282	45,331
Within 1 year | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	101,709	92,417
Within 1 year | Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	670,261	649,110
Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	1,776,392	1,233,052
Later than two years and not later than three years [member] | Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	4,629	1,459
Later than two years and not later than three years [member] | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	193,434	179,930
Later than two years and not later than three years [member] | Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	1,578,329	1,051,663
Later than four years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	2,131,645	2,090,837
Later than four years and not later than five years [member] | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	180,895	168,231
Later than four years and not later than five years [member] | Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	1,950,750	1,922,606
Over 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	1,008,818	1,421,767
Over 5 years | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	705,421	667,954
Over 5 years | Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	$ 303,397	$ 753,813